Annual Operating Expenses {- Fidelity® International Capital Appreciation Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-08 - Fidelity® International Capital Appreciation Fund - Fidelity International Capital Appreciation Fund-Default
Dec. 30, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.81%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	1.03%